Intangible Assets_Allocating Goodwill To Cash_Generating Units And Related Information For Impairment Testing(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 683,580
Recoverable amount exceeded carrying amount	₩ 3,592,780
Description of basis on which unit's recoverable amount has been determined	For impairment testing, goodwill is allocated to cash-generating units that are expected to benefit from the synergies of the business combination, and cash-generating units consist of an operating segment or units which are not larger than an operating segment. The Group recognized goodwill amounting to KRW 65,288 million from the merger of Housing & Commercial Bank, the amounts of KRW 49,315 million and KRW 15,973 million were allocated to the retail banking and corporate banking, respectively. And the goodwill of KRW 356,570 million arising from the acquisition of PRASAC Microfinance Institution Plc. was allocated to microfinance unit. Cash-generating units to which goodwill has been allocated is tested for impairment annually and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit, including the goodwill, with the recoverable amount of the unit.
Explanation of period over which management has projected cash flows	The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs to sell and its value in use.
Description of key assumptions on which management has based determination of fair value less costs of disposal	The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years.
Description of valuation techniques used to measure fair value less costs of disposal	Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years. The future cash flows of retail banking and corporate banking after projection period are estimated on the assumption that the future cash flows will increase by 1.0% per year. The key assumptions used for the estimation of the future cash flows are estimated based on the market size and the Group's market share. The future cash flows PRASAC Microfinance Institution Plc. after five years are estimated on the assumption that the future cash flows will increase by 3.0% per year. The key assumptions used for the estimation of the future cash flows are the GDP growth rate of Cambodia, the market size and the recent growth rate of PRASAC Microfinance Institution Plc. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium and the risks specific to the cash-generating unit. The Group acquired a 67% stake in PT Bank Bukopin TBK with the acquisition date of September 2, 2020, and the goodwill recognized due to the business combination is KRW 80,002 million as of December 31, 2020. The Group conducts an impairment test annually and whenever there is an indication of impairment, and no indication of impairment has been observed as of December 31, 2020.
Retail Banking
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 49,315
Recoverable amount exceeded carrying amount	₩ 1,595,304
Discount rate	17.46%
Permanent growth rate	1.00%
Corporate Banking
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 15,973
Recoverable amount exceeded carrying amount	₩ 955,540
Discount rate	17.63%
Permanent growth rate	1.00%
KB Securities Co., Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 58,889
Recoverable amount exceeded carrying amount	₩ 11,340
Discount rate	21.46%
Permanent growth rate	1.00%
KB Capital Co.,Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 79,609
Recoverable amount exceeded carrying amount	₩ 424,933
Discount rate	17.39%
Permanent growth rate	1.00%
KB Savings Bank Co., Ltd.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 57,404
Recoverable amount exceeded carrying amount	₩ 443,778
Discount rate	13.80%
Permanent growth rate	1.00%
KB Securities Vietnam Joint Stock Company
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 12,234
Recoverable amount exceeded carrying amount	₩ 10,262
Discount rate	23.61%
Permanent growth rate	1.00%
KB Daehan Specialized Bank PLC.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 1,470
Recoverable amount exceeded carrying amount	₩ 9,299
Discount rate	25.77%
Permanent growth rate	1.00%
PRASAC Microfinance Institution Plc.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 356,570
Recoverable amount exceeded carrying amount	₩ 111,425
Discount rate	24.50%
Permanent growth rate	3.00%
PT Sunindo Kookmin Best Finance
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 2,963
Recoverable amount exceeded carrying amount	₩ 1,909
Discount rate	15.47%
Permanent growth rate	0.00%
PT. KB Finansia Multi Finance
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Line Items [Line Items]
Carrying amounts of goodwill	₩ 49,153
Recoverable amount exceeded carrying amount	₩ 28,990
Discount rate	16.19%
Permanent growth rate	3.00%